Consolidated Statements Of Changes In Stockholder's Equity (Deficit) (USD $) In Thousands	Common Shares [Member]	Additional Paid-In Capital [Member] USD ($)	Accumulated (Deficit) Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Total USD ($)
Balance at Jan. 03, 2009		$ 606,749	$ 106,109	$ (25,557)	$ 687,301
Balance, shares at Jan. 03, 2009	1
Net (loss) income			90,660		90,660
Cumulative translation adjustment				1,078	1,078
Pension and other postretirement benefit adjustments				(2,668)	(2,668)
Comprehensive (loss) income					89,070
Distribution to Visant Holding Corp.		(36,569)			(36,569)
Balance at Jan. 02, 2010		570,180	196,769	(27,147)	739,802
Balance, shares at Jan. 02, 2010	1
Net (loss) income			56,167		56,167
Cumulative translation adjustment				(227)	(227)
Pension and other postretirement benefit adjustments				(2,222)	(2,222)
Comprehensive (loss) income					53,718
Stock-based compensation		54			54
Dividends to shareholder			(733,551)		(733,551)
Distribution to Visant Holding Corp.		(570,180)			(570,180)
Balance at Jan. 01, 2011		54	(480,615)	(29,596)	(510,157)
Balance, shares at Jan. 01, 2011	1
Net (loss) income			(14,884)		(14,884)
Cumulative translation adjustment				(1,137)	(1,137)
Change in fair value of derivatives				(3,427)	(3,427)
Pension and other postretirement benefit adjustments				(29,001)	(29,001)
Comprehensive (loss) income					(48,449)
Stock-based compensation		49			49
Balance at Dec. 31, 2011		$ 103	$ (495,499)	$ (63,161)	$ (558,557)
Balance, shares at Dec. 31, 2011	1